FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for the fiscal year ending: 12/31/2004

Is this a transition report? N

Is this an amendment to a previous filing? N

1. A. Registrant Name: JEFFERSON PILOT
LIFEAMERICA SEPARATE ACCOUNT VA-2

B. File Number:811-8552

C. Telephone Number:(603) 226-5457

2. A. Street: One Granite Place

B. City: Concord C. State: NH D. Zip Code:03301 Zip
Ext:0001

3. Is this the first filing on this form by Registrant? N

4. Is this the last filing on this form by Registrant? N

5. Is Registrant a small business investment company
(SBIC)? N

6. Is Registrant a unit investment trust (UIT)? Y

111. A. Depositor Name:

112. A. Sponsor Name:

113. A. Trustee Name:

For period ending 12/31/04
File number 811-8552

114. A Principal Underwrite Name: Jefferson Pilot Variable
Corporation
 B. File Number: 8-15753
 C: City: Concord    State: New Hampshire
 Zip Code: 03301

115. A Independent Public Account Name: Ernst & Young
LLP
 B. City: Boston        State: Massachusetts
 Zip Code 02116    Zip Ext: 5072

116. Family of investment companies information:
 Identify the family in 10 letters:

117. A. Is Registrant a separate account of an insurance
company? (Y/N)    Y
B. Variably annuity contracts? (Y/N)    Y
C. Scheduled premium variable life contracts (Y/N)
 N
D. Flexible premium variable life contracts (Y/N)    N
E. Other types of insurance products registered under the
Securities Act of 1933? (Y/N)    N

118. State the number of series existing at the end of the
period that had securities registered under the Securities Act
of 1933?        0

119. State the number of new series for which registration
statements under the Securities Act of 1933 became effective
during the period        0

121. State the number of series for which a current prospectus
was in existence at the end of the period    0

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during
the current period        0

123. State the total value of the additional units considered in answering item 122 ($000,s omitted)
 $0

125. State the total dollar amount of sales loads collected
(before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant $0

For period ending 12/31/04
File number 811-8552

127. List opposite the appropriate description below the
number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

J. All other equity securities 0 $0 $0

L. Total assets of all series of registrant 0 $0 $0

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by any entity other than the issuer? N

131. Total expenses incurred by all series of Registrant during the current
reporting period $0

132. List the "811" (Investment Company Act of 1940)
registration number for
all Series of Registrant that are being included in this filing:

811-8552

SIGNATURE

This report is signed on behalf of the registrant in the City of
Concord and State of New Hampshire on 15th day of February, 2005.

Jefferson Pilot LifeAmerica Separate Account VA-2 Registrant

Witness By:

John A Weston Donna M. Wilbur
Vice President Financial Reporting Manager